Average Annual Total Returns - Class K - BLACKROCK MULTI-ASSET INCOME PORTFOLIO - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	14.03%
5 Years	4.76%
10 Years	6.87%
After Taxes on Distributions
Average Annual Return:
1 Year	11.98%
5 Years	2.71%
10 Years	4.99%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.48%
5 Years	2.79%
10 Years	4.64%